S000001259 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg 1-5 Year U.S. Government Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.32%	1.01%	1.34%
LIMITED TERM U.S. GOVERNMENT FUND
Prospectus [Line Items]
Average Annual Return, Percent	2.96%	0.61%	0.93%
LIMITED TERM U.S. GOVERNMENT FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.74%	(0.04%)	0.32%
LIMITED TERM U.S. GOVERNMENT FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.74%	0.19%	0.45%